iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Pharmaceuticals  —  100 .0%
Amneal Pharmaceuticals, Inc. , Class A
(a)
.......... 389,744 $ 4,910,774
Amphastar Pharmaceuticals, Inc.
(a) (b)
............. 81,375 2,179,223
Amylyx Pharmaceuticals, Inc.
(a) (b)
............... 191,951 2,318,768
ANI Pharmaceuticals, Inc.
(a) (b)
.................. 41,241 3,255,565
Arvinas, Inc.
(a)
............................ 147,705 1,751,781
Avadel Pharmaceuticals PLC
(a)
................. 224,365 4,835,066
Axsome Therapeutics, Inc.
(a)
.................. 97,291 17,769,228
Bristol-Myers Squibb Co. ..................... 727,215 39,225,977
Collegium Pharmaceutical, Inc.
(a)
............... 72,626 3,362,584
Corcept Therapeutics, Inc.
(a)
.................. 215,084 7,484,923
CorMedix, Inc.
(a) (b)
......................... 168,518 1,959,864
Crinetics Pharmaceuticals, Inc.
(a) (b)
.............. 218,012 10,148,459
Edgewise Therapeutics, Inc.
(a) (b)
................ 170,261 4,225,027
Elanco Animal Health, Inc.
(a) (b)
................. 1,141,532 25,832,869
Eli Lilly & Co. ............................ 187,395 201,389,659
Enliven Therapeutics, Inc.
(a) (b)
.................. 102,366 1,576,436
Evolus, Inc.
(a)
............................ 149,074 991,342
EyePoint, Inc.
(a)
........................... 178,501 3,261,213
Harmony Biosciences Holdings, Inc.
(a)
............ 91,305 3,416,633
Harrow, Inc.
(a) (b)
........................... 75,732 3,710,868
Indivior PLC
(a)
............................ 286,849 10,292,142
Innoviva, Inc.
(a)
........................... 162,923 3,256,831
Jazz Pharmaceuticals PLC
(a)
.................. 139,606 23,733,020
Johnson & Johnson ........................ 901,537 186,573,082
LENZ Therapeutics, Inc.
(a) (b)
................... 50,373 805,968
Ligand Pharmaceuticals, Inc.
(a) (b)
................ 45,219 8,549,556
Liquidia Corp.
(a) (b)
.......................... 157,897 5,445,868
Maze Therapeutics, Inc.
(a)
.................... 48,692 2,017,310
MBX Biosciences, Inc.
(a) (b)
.................... 57,829 1,823,927
Merck & Co., Inc. .......................... 381,486 40,155,216
Mind Medicine MindMed, Inc.
(a) (b)
............... 226,554 3,033,558
Nektar Therapeutics
(a) (b)
...................... 46,783 1,977,985
Nuvation Bio, Inc. , Class A
(a) (b)
................. 551,356 4,940,150
Ocular Therapeutix, Inc.
(a)
.................... 391,577 4,753,745
Omeros Corp.
(a) (b)
.......................... 163,057 2,800,504
Organon & Co. ........................... 597,305 4,282,677
Pacira BioSciences, Inc.
(a)
.................... 98,941 2,560,593
Perrigo Co. PLC .......................... 315,889 4,397,175
Security Shares Value
a
Pharmaceuticals (continued)
Pfizer, Inc. .............................. 1,444,557 $ 35,969,469
Phathom Pharmaceuticals, Inc.
(a) (b)
.............. 104,364 1,731,399
Phibro Animal Health Corp. , Class A ............. 47,027 1,756,929
Prestige Consumer Healthcare, Inc.
(a)
............ 110,472 6,815,018
Rapport Therapeutics, Inc.
(a) (b)
................. 65,768 1,995,401
Royalty Pharma PLC , Class A ................. 863,800 33,377,232
Septerna, Inc.
(a) (b)
.......................... 52,517 1,464,174
Supernus Pharmaceuticals, Inc.
(a)
............... 131,735 6,547,229
Tarsus Pharmaceuticals, Inc.
(a) (b)
................ 89,724 7,346,601
Terns Pharmaceuticals, Inc.
(a)
.................. 197,876 7,994,190
Theravance Biopharma, Inc.
(a) (b)
................ 85,071 1,591,678
Trevi Therapeutics, Inc.
(a) (b)
................... 238,204 2,982,314
Ventyx Biosciences, Inc.
(a)
.................... 147,703 1,333,758
Viatris, Inc. .............................. 2,646,167 32,944,779
WaVe Life Sciences Ltd.
(a)
.................... 332,094 5,645,598
Xeris Biopharma Holdings, Inc.
(a) (b)
.............. 381,596 2,995,529
Zoetis, Inc. , Class A ........................ 315,412 39,685,138
a
Total Long-Term Investments — 100.0%
(Cost: $ 705,088,042 ) ................................ 847,182,002
a
Short-Term Securities
Money Market Funds  —  3 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.89%
(c) (d) (e)
............................ 26,908,768 26,922,222
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................. 442,988 442,988
a
Total Short-Term Securities — 3.2%
(Cost: $ 27,357,746 ) ................................. 27,365,210
Total Investments — 103.2%
(Cost: $ 732,445,788 ) ................................ 874,547,212
Liabilities in Excess of Other Assets — ( 3 .2 ) % ............... (26,813,446)
Net Assets — 100.0% ................................. $ 847,733,766
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 31,199,933 $ — $ (4,278,289)
(a)
$ (1,005) $ 1,583 $ 26,922,222 26,908,768 $ 52,597
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 710,096 — (267,108)
(a)
— — 442,988 442,988 26,469 —
$ (1,005) $ 1,583
$ 27,365,210
$ 79,066 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
U.S. Pharmaceuticals ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 4 03/20/26 $ 630 $ (1,491)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 847,182,002  $ —  $ —  $ 847,182,002
Short-Term Securities
Money Market Funds ...................................... 27,365,210  —  —  27,365,210
$ 874,547,212  $ —  $ —  $ 874,547,212
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,491) $ —  $ —  $ (1,491)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.